CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Current assets, VIEs
Cash	¥ 5,810,938	¥ 2,161,622
Restricted cash	34,299	87
Accounts receivable, net of allowance for doubtful accounts	879,962	536,842
VAT recoverable	129,994	163,476
Prepaid expenses	80,913	64,843
Other current assets	148,603	110,526
Property and equipment, net	19,184,639	13,994,945
Intangible assets, net	394,628	482,492
Operating lease right-of-use assets	796,679
Deferred tax assets	72,931	36,974
Restricted cash	128,025	123,039
VAT recoverable	888,483	488,526
Other non-current assets	289,410	212,944
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	1,137,737	1,283,320
Accounts payable	1,675,966	1,508,020
Accrued expenses and other payables	817,883	476,564
Deferred revenue	90,316	73,077
Operating lease liabilities, current	55,139
Finance lease and other financing obligations, current	222,473	166,898
Long-term borrowings, excluding current portion	8,028,473	5,203,708
Operating lease liabilities, non-current	709,998
Finance lease and other financing obligations, non-current	4,751,121	4,134,327
Deferred tax liabilities	252,672	171,878
Other long-term liabilities	¥ 345,537	¥ 340,812
Ordinary shares
Ordinary shares, shares authorized | shares	2,002,000,000	2,002,000,000
Class A
Ordinary shares
Ordinary shares, shares issued | shares	1,148,842,379	939,479,307
Ordinary shares, shares outstanding | shares	1,148,842,379	939,479,307
Class B
Ordinary shares
Ordinary shares, shares issued | shares	67,590,336	67,590,336
Ordinary shares, shares outstanding | shares	67,590,336	67,590,336
Redeemable preferred shares
Redeemable preferred shares
Preferred Stock, Shares Authorized | shares	150,000
Preferred Stock, Shares Issued | shares	150,000
Preferred Stock, Shares Outstanding | shares	150,000
Redemption value	¥ 1,061,981
Liquidation value	1,537,636
VIEs
Current assets, VIEs
Cash	730,960	¥ 552,153
Restricted cash	0	87
Accounts receivable, net of allowance for doubtful accounts	858,764	517,346
VAT recoverable	46,817	39,671
Prepaid expenses	39,124	32,962
Other current assets	32,929	59,499
Property and equipment, net	2,911,727	3,058,294
Intangible assets, net	159,860	181,025
Operating lease right-of-use assets	91,329
Deferred tax assets	34,157	16,676
Restricted cash	29,508	39,346
VAT recoverable	136,011	115,054
Other non-current assets	75,873	81,290
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	254,000	235,250
Accounts payable	181,448	212,698
Accrued expenses and other payables	160,401	148,945
Deferred revenue	68,003	54,101
Operating lease liabilities, current	31,869
Finance lease and other financing obligations, current	125,318	96,787
Long-term borrowings, excluding current portion	12,500	60,000
Operating lease liabilities, non-current	66,387
Finance lease and other financing obligations, non-current	921,965	1,068,862
Deferred tax liabilities	76,297	69,624
Other long-term liabilities	¥ 29,950	¥ 10,740